CRM FUNDS	CRM Mutual Fund Trust c/o Cramer Rosenthal McGlynn, LLC 520 Madison Ave., 20th Fl. New York, NY 10022	T: (212) 326-5300 F: (212) 371-3562 W: www.crmfunds.com

November 1, 2017

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	CRM Mutual Fund Trust (the “Trust”)
File Nos. 333-123998/811-21749

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust, as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 31 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 2017 (Accession No. 0001193125-17-323206).

If you have any questions concerning this filing, please contact the undersigned at (212) 326-5334.

Very truly yours,

/s/ Steven A. Yadegari

Steven A. Yadegari

Secretary and Chief Legal Officer

CRM Mutual Fund Trust

cc:	I. Sajous
J. Kantrowitz
E. Blanchard